Organization and Principal Activities (Details 2) (CNY)	0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 17, 2008	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nanjing Tuniu | Purchase Option Agreement | Beijing Tuniu
Principal subsidiaries and consolidated Affiliated Entities
Value of equity interest	1,800,000	2,430,000
Equity interest purchase option term	10 years
Nanjing Tuniu | Cooperation Agreement | Beijing Tuniu
Principal subsidiaries and consolidated Affiliated Entities
Monthly service fees as percentage of profits from agreement			100.00%
Number of consecutive years of not able to provide technology consulting and services as the agreement	3 years
Consolidated affiliated entities | Cooperation Agreement
Principal subsidiaries and consolidated Affiliated Entities
Technology consulting and service fees received			20,535,068	22,586,880	20,095,534